Maturity analysis for non-derivative financial liabilities and off balance (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	₩ 453,598,265	₩ 396,725,283
Deposits
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	299,576,316	269,256,885
Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	1,637,983	1,423,499
Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	34,887,838	30,002,199
Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	79,832,430	67,299,620
Financial liabilities designated at fair value through profit or loss(IFRS9)
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	9,409,456	8,535,800
Others
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	28,254,242	20,207,280
Off balance [Member]
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	183,214,605	170,912,416
Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	4,698,558	4,413,874
Loan commitments and other
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	178,516,047	166,498,542
Less than 1 month | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	196,005,922	161,646,904
Less than 1 month | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	149,773,324	123,166,403
Less than 1 month | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	1,558,186	1,402,726
Less than 1 month | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	15,314,322	13,542,317
Less than 1 month | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	5,367,601	3,779,407
Less than 1 month | Financial liabilities designated at fair value through profit or loss(IFRS9)
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	487,743	332,249
Less than 1 month | Others
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	23,504,746	19,423,802
Less than 1 month | Off balance [Member]
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	183,214,605	170,912,416
Less than 1 month | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	4,698,558	4,413,874
Less than 1 month | Loan commitments and other
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	178,516,047	166,498,542
1~3 months | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	39,707,074	33,376,854
1~3 months | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	31,415,213	24,736,962
1~3 months | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	1,096	193
1~3 months | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	3,690,803	2,879,693
1~3 months | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	4,370,308	5,433,266
1~3 months | Financial liabilities designated at fair value through profit or loss(IFRS9)
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	110,965	303,996
1~3 months | Others
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	118,689	22,744
1~3 months | Off balance [Member]
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
1~3 months | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
1~3 months | Loan commitments and other
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
3~6 months | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	47,506,216	42,220,043
3~6 months | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	38,077,790	34,096,334
3~6 months | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	12,095	53
3~6 months | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	3,608,178	2,207,560
3~6 months | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	4,876,333	5,633,286
3~6 months | Financial liabilities designated at fair value through profit or loss(IFRS9)
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	678,041	171,927
3~6 months | Others
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	253,779	110,883
3~6 months | Off balance [Member]
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
3~6 months | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
3~6 months | Loan commitments and other
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
6 months ~ 1 year | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	76,900,651	70,712,125
6 months ~ 1 year | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	61,746,589	56,060,670
6 months ~ 1 year | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	17,997	10,403
6 months ~ 1 year | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	4,028,183	2,965,132
6 months ~ 1 year | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	8,945,916	10,468,221
6 months ~ 1 year | Financial liabilities designated at fair value through profit or loss(IFRS9)
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	1,651,198	1,061,443
6 months ~ 1 year | Others
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	510,768	146,256
6 months ~ 1 year | Off balance [Member]
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
6 months ~ 1 year | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
6 months ~ 1 year | Loan commitments and other
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
1~5 years | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	75,901,665	76,860,079
1~5 years | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	14,972,484	28,316,319
1~5 years | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	48,609	10,124
1~5 years | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	5,244,109	5,854,335
1~5 years | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	49,804,651	36,694,200
1~5 years | Financial liabilities designated at fair value through profit or loss(IFRS9)
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	5,414,944	5,552,824
1~5 years | Others
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	416,868	432,277
1~5 years | Off balance [Member]
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
1~5 years | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
1~5 years | Loan commitments and other
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
More than 5 years | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	17,576,737	11,909,278
More than 5 years | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	3,590,916	2,880,197
More than 5 years | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	0	0
More than 5 years | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	3,002,243	2,553,162
More than 5 years | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	6,467,621	5,291,240
More than 5 years | Financial liabilities designated at fair value through profit or loss(IFRS9)
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	1,066,565	1,113,361
More than 5 years | Others
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	3,449,392	71,318
More than 5 years | Off balance [Member]
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
More than 5 years | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
More than 5 years | Loan commitments and other
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	₩ 0	₩ 0

[1]	These amounts include cash flows of principal and interest on financial liabilities.